Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Govt.	Project	Resource
#: 1
	$ 72,000	Taxes	MEXICO	Federal Government of Mexico, Treasury Federation	El Cubo Mine	Silver
#: 2
	27,000	Fees	MEXICO	Federal Government of Mexico, Secretariat of the Economy	El Cubo Mine	Silver
#: 3
	37,000	Taxes	MEXICO	Federal Government of Mexico, Treasury Federation	Bolanitos Mine	Silver
#: 4
	268,000	Royalties	MEXICO	Federal Government of Mexico, Treasury Federation	Bolanitos Mine	Silver
#: 5
	72,000	Fees	MEXICO	Federal Government of Mexico, Secretariat of the Economy	Bolanitos Mine	Silver
#: 6
	7,517,000	Taxes	MEXICO	Federal Government of Mexico, Treasury Federation	Guanacevi Mine	Silver
#: 7
	738,000	Royalties	MEXICO	Federal Government of Mexico, Treasury Federation	Guanacevi Mine	Silver
#: 8
	5,000	Fees	MEXICO	Federal Government of Mexico, Secretariat of the Economy	Guanacevi Mine	Silver
#: 9
	248,000	Taxes	MEXICO	Federal Government of Mexico, Treasury Federation	Terronera Project	Silver
#: 10
	352,000	Fees	MEXICO	Federal Government of Mexico, Secretariat of the Economy	Terronera Project	Silver
#: 11
	8,000	Taxes	MEXICO	Federal Government of Mexico, Treasury Federation	Pitarrilla Project	Silver
#: 12
	114,000	Fees	MEXICO	Federal Government of Mexico, Secretariat of the Economy	Pitarrilla Project	Silver
#: 13
	56,000	Taxes	MEXICO	Federal Government of Mexico, Treasury Federation	Guadalupe Project	Silver
#: 14
	65,000	Fees	MEXICO	Federal Government of Mexico, Secretariat of the Economy	Guadalupe Project	Silver
#: 15
	58,000	Taxes	MEXICO	Federal Government of Mexico, Treasury Federation	Metales Interamericanos	Silver
#: 16
	427,000	Taxes	MEXICO	Federal Government of Mexico, Treasury Federation	Exploration Projects	Silver
#: 17
	$ 179,000	Fees	MEXICO	Federal Government of Mexico, Secretariat of the Economy	Exploration Projects	Silver